599 Fund LLC

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

SENIOR SECURED LOANS(a) — 59.6%	Loan Type	Principal/Total Commitment Amount	Acquisition Date	Cost	Fair Value
Consumer Discretionary — 2.1%
Resi Kitchen, 2/2/33 (TSFR3M + 550bps)(b)(c)(d)(e)	Revolving Credit	$216,868	2/2/2026	$39,288	$34,531
Resi Kitchen, 2/2/33 (TSFR3M + 550bps)(b)(c)(e)	Term Loan	2,783,133	2/2/2026	2,729,833	2,722,190
				2,769,121	2,756,721
Consumer Staples — 6.6%
Blazing Star Parent, LLC, 8/28/30 (TSFR3M + 700bps)(b)(c)(e)	Term Loan	3,974,684	3/4/2026	3,937,239	3,903,251
DrinkPAK, 1/8/31 (TSFR1M + 550bps)(b)(c)(d)(e)	Delayed Draw	2,994,375	3/11/2026	2,206,878	2,229,957
Quirch Foods, LLC, 1.00%, 11/12/30(c)(e)(f)	Delayed Draw	281,250	2/6/2026	–	(4,046)
Quirch Foods, LLC, 11/12/30 (TSFR1M + 650bps)(b)(c)(e)	Term Loan	2,711,953	2/6/2026	2,698,981	2,672,942
				8,843,098	8,802,104
Financials — 11.0%
Aegle Health LLC, 3/16/33 (TSFR1M + 925bps)(b)(c)(d)(e)(g)	Delayed Draw	3,500,000	3/16/2026	3,291,872	3,254,685
Cardless Asset Receivable Trust, 4/17/28 (TSFR1M + 900bps)(b)(c)(d)(e)	Revolving Credit	4,000,000	5/4/2026	3,814,430	3,814,430
GC Waves Holdings, Inc., 10/4/30 (TSFR1M + 450bps)(b)(c)(e)	Term Loan	603,828	3/3/2026	603,828	603,828
GC Waves Holdings, Inc., 10/4/30 (TSFR1M + 450bps)(b)(c)(d)(e)	Delayed Draw	1,369,298	3/3/2026	491,144	491,144
GC Waves Holdings, Inc., 10/4/30 (TSFR1M + 450bps)(b)(c)(e)	Delayed Draw	1,014,146	3/3/2026	1,014,146	1,014,146
IEQ Capital, LLC, 12/22/28 (TSFR6M + 450bps)(b)(c)(e)	Term Loan	2,127,122	12/16/2025	2,127,122	2,120,915
IEQ Capital, LLC, 12/22/28 (TSFR6M + 450bps)(b)(c)(e)	Delayed Draw	849,582	12/16/2025	849,582	847,340
TA Exchange Holdings, LP, 0.00%, 4/20/32(c)(e)(f)	Delayed Draw	490,909	4/20/2026	(2,375)	(7,764)
TA Exchange Holdings, LP, 4/20/32 (TSFR6M + 575bps)(b)(c)(e)	Term Loan	2,509,091	4/20/2026	2,484,617	2,481,546
				14,674,366	14,620,270
Health Care — 3.5%
Envision Management Holding, Inc., 12/31/30 (TSFR1M + 550bps)(b)(c)(d)(e)	Delayed Draw	507,732	12/30/2025	387,228	383,975
Envision Management Holding, Inc., 12/31/30 (TSFR1M + 550bps)(b)(c)(e)	Term Loan	2,477,840	12/30/2025	2,443,654	2,431,638
National Resilience Holdco, Inc., 0.50%, 11/21/30(c)(e)(f)	Delayed Draw	1,089,663	12/8/2025	(38,671)	(76,864)
National Resilience, LLC, 11/21/30 (TSFR3M + 825bps)(b)(c)(d)(e)	Specified Delayed Draw	726,442	12/8/2025	143,569	152,257
National Resilience, LLC, 11/21/30 (TSFR3M + 825bps)(b)(c)(e)	Term Loan	1,906,910	12/8/2025	1,837,064	1,840,073
				4,772,844	4,731,079
Industrials — 19.6%
Blue Raven Solutions, LLC, 1/16/32 (TSFR3M + 600bps)(b)(c)(e)	Term Loan	2,686,500	1/16/2026	2,635,836	2,654,547
Maverick Power, LLC, 5/5/31 (TSFR3M + 500bps)(b)(c)(e)	Term Loan	2,985,000	12/19/2025	2,936,880	3,044,700
Nexus Apex Holdings LLC, 3/2/29 (TSFR3M + 1100bps)(b)(c)(e)(g)	Term Loan	4,000,000	4/28/2026	3,924,664	3,920,000
OSR OPCO, LLC, 3/15/29 (TSFR3M + 550bps)(b)(c)(d)(e)	Revolving Credit	750,000	12/18/2025	431,637	426,078
OSR OPCO, LLC, 3/15/29 (TSFR1M + 550bps)(b)(c)(e)	Term Loan	2,238,750	12/18/2025	2,224,394	2,217,511
RPX Corp., 8/2/30 (TSFR1M + 550bps)(b)(c)(e)	Term Loan	2,984,810	3/2/2026	2,984,810	2,973,465
SolomonEdwards Group, LLC, 2/4/32 (TSFR3M + 500bps)(b)(c)(d)(e)	Revolving Credit	274,286	2/4/2026	148,937	146,464
SolomonEdwards Group, LLC, 2/4/32 (TSFR3M + 500bps)(b)(c)(e)	Term Loan	2,725,714	2/4/2026	2,706,342	2,701,278
Steele Solutions, Inc., 3/18/30 (TSFR1M + 625bps)(b)(c)(d)(e)	Revolving Credit	187,500	4/7/2026	38,528	34,777
Steele Solutions, Inc., 3/18/30 (TSFR3M + 625bps)(b)(c)(e)	Term Loan	2,782,246	4/7/2026	2,729,298	2,726,601
Talent Worldwide Inc., 1/16/31 (TSFR3M + 550bps)(b)(c)(d)(e)	Revolving Credit	200,000	1/16/2026	98,636	94,874
Talent Worldwide Inc., 1/16/31 (TSFR3M + 550bps)(b)(c)(e)	Term Loan	2,786,000	1/16/2026	2,747,259	2,734,250
Wasabi Technologies, LLC, 1.00%, 4/8/31(c)(e)(f)	Delayed Draw	1,200,000	4/8/2026	(17,182)	(53,182)
Wasabi Technologies, LLC, 1.00%, 4/8/31(c)(e)(f)	Revolving Credit	173,913	4/8/2026	(4,980)	(10,197)
Wasabi Technologies, LLC, 4/8/31 (TSFR3M + 650bps)(b)(c)(e)	Term Loan	2,640,000	4/8/2026	2,563,590	2,560,800
				26,148,649	26,171,966

Information Technology — 4.3%
ACP Avenu Midco, LLC, 1.00%, 10/2/29(c)(e)(f)	Delayed Draw	825,099	3/2/2026	(5,621)	(486)
ACP Avenu Midco, LLC, 10/2/29 (TSFR3M + 500bps)(b)(c)(e)	Term Loan	2,169,436	3/2/2026	2,184,385	2,181,741
G-3 Frax Acquisition LLC, 1/30/32 (TSFR1M + 600bps)(b)(c)(d)(e)	Revolving Credit	425,532	4/23/2026	46,946	42,690
G-3 Frax Acquisition LLC, 1/30/32 (TSFR3M + 600bps)(b)(c)(e)	Term Loan	3,574,468	4/23/2026	3,539,607	3,538,723
				5,765,317	5,762,668
Real Estate — 10.6%
118 Tenth Avenue, 8/17/27 (TSFR1M + 662bps)(b)(c)(e)(g)	Term Loan	4,000,000	2/18/2026	4,000,000	4,000,000
65 Franklin, 9/9/28 (TSFR1M + 698bps)(b)(c)(e)(g)	Term Loan	3,000,000	12/18/2025	3,000,000	2,978,562
72nd Street Assemblage, 12/1/27 (TSFR1M + 768bps)(b)(c)(e)(g)	Term Loan	3,000,000	12/18/2025	3,000,000	3,016,641
97 West Realty, LLC, 11/14/28 (TSFR1M + 601bps)(b)(c)(e)(g)	Term Loan	4,150,000	12/10/2025	4,150,000	4,150,000
				14,150,000	14,145,203
Utilities — 1.9%
Summit Ridge Energy, 11.50%, 4/25/28(c)(d)(e)(g)	Delayed Draw	3,000,000	4/2/2026	2,504,178	2,504,178
TOTAL SENIOR SECURED LOANS				79,627,573	79,494,189

599 Fund LLC

Consolidated Schedule of Investments — (Continued)

June 30, 2026 (Unaudited)

PREFERRED PRIVATE EQUITIES(a) — 1.5%	Shares	Acquisition Date	Cost	Fair Value
Information Technology — 1.5%
Claroty Ltd.(c)(e)(h)	23,369	1/21/2026	2,000,000	2,000,021
TOTAL PREFERRED PRIVATE EQUITIES			2,000,000	2,000,021

PRIVATE INVESTMENT FUNDS(a) — 28.0%	Shares(i)	Acquisition Date	Cost	Fair Value
Real Estate — 4.6%
ACRE Credit Fund II HS Holdco, LLC (j)(k)	N/A	12/16/2025	6,000,000	6,179,466
Financials — 13.7%
Birch Holdings, LP(h)(k)	N/A	1/15/2026	1,032,653	1,378,675
HPS Specialty Loan Fund VI-L (h)(k)	N/A	4/8/2026	378,613	454,921
Pimlico Partners, L.P. (e)(h)(j)(k)	N/A	12/16/2025	3,060,000	3,161,688
Pimlico Partners II, L.P. (e)(h)(k)	N/A	6/23/2026	3,000,000	3,006,461
Secfi Matterhorn Fund I, LP (h)(k)	N/A	1/30/2026	5,779,332	6,401,622
Springcoast Partners I-A, L.P.(e)(h)(k)	N/A	2/5/2026	3,276,972	3,864,273
			16,527,570	18,267,640
Consumer Discretionary — 2.3%
LNL Bobs-Macon, LLC (h)(k)	N/A	4/20/2026	3,000,000	3,047,026
Communication Services — 5.1%
Lyric-Pineapple Feeder, L.P.(e)(h)(j)(k)	N/A	12/29/2026	3,093,499	3,733,438
Lyric Spark RBN LP(h)(k)	N/A	6/9/2026	3,023,411	3,015,758
			6,116,910	6,749,196
Consumer Staples — 2.3%
WP Sunnyside Co-Investment LP (h)(k)	N/A	4/6/2026	3,031,273	3,093,350
TOTAL PRIVATE INVESTMENT FUNDS			34,675,753	37,336,678

MONEY MARKET FUNDS — 10.7%	Shares	Acquisition Date	Cost	Fair Value
Financials — 10.7%
Dreyfus Government Cash Management, Class I, 3.52% (l)	14,258,291	5/5/2026	14,258,291	14,258,291
TOTAL MONEY MARKET FUNDS			14,258,291	14,258,291

Total Investments — 99.8%			130,561,617	133,089,179
Other Assets in Excess of Liabilities — 0.2%				280,271
NET ASSETS— 100.0%				$133,369,450

599 Fund LLC

Consolidated Schedule of Investments — (Continued)

June 30, 2026 (Unaudited)

All investments are based in the U.S.

At June 30, 2026, 599 Fund LLC did not hold any underlying positions on a look-through basis representing greater than 5% of its net assets.

(a)	Securities exempt from registration under the Securities Act of 1933 (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The level 3 securities’ values were determined using significant unobservable inputs.
(d)	A portion of this holding is subject to unfunded loan commitments. The stated reference rate and spread reflects the funded portion. See Note 10 for additional information.
(e)	All or a portion of this security is held by 599 Fund Investment Sub LLC as of June 30, 2026.
(f)	Represents an unfunded loan commitment. The rate shown is the original issue discount paid on acquisition of the loan.
(g)	This investment was made through a participation.
(h)	Non-income producing security.
(i)	Private investment fund does not issue shares.
(j)	Affiliated security.
(k)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as June 30, 2026, amounted to $37,336,678, which represents approximately 28.0% of the net assets of the Fund.
(l)	Rate disclosed is the seven day effective yield as of June 30, 2026.

bps	- Basis points
SOFR	- Secured Overnight Financing Rate
TSFR1M	- 1 Month Term SOFR as of June 30, 2026
TSFR3M	- 3 Month Term SOFR as of June 30, 2026
TSFR6M	- 6 Month Term SOFR as of June 30, 2026

Composition	Percentage of Net Assets
Communication Services	5.1%
Consumer Discretionary	4.4%
Consumer Staples	8.9%
Financials	35.4%
Health Care	3.5%
Industrials	19.6%
Information Technology	5.8%
Real Estate	15.2%
Utilities	1.9%
Other Assets in Excess of Liabilities	0.2%
100%

Affiliated Holdings

				Net	Net Change in
				Realized	Unrealized
	Fair Value	Purchases	Proceeds	Gains	Appreciation/	Fair Value	Dividend
	3/31/2026	at Cost	from Sales	(Losses)	Depreciation	6/30/2026	Income
ACRE Credit Fund II HS Holdco, LLC	$6,183,572	$-	$-	$-	$(4,106)	$6,179,466	$174,711
Lyric-Pineapple Feeder, LP	3,585,562	9,375	-	-	138,501	3,733,438	-
Pimlico Partners, L.P.	3,070,869	-	-	-	90,819	3,161,688	-